BORROWINGS (Significant borrowings) (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,036,957,000		$ 3,221,907,000
Ternium Mexico Syndicated Loan Due November 2018
Disclosure of detailed information about borrowings [line items]
Original principal amount	800,000,000
Borrowings	0
Tenigal Syndicated Loan Due July 2022
Disclosure of detailed information about borrowings [line items]
Original principal amount	200,000,000
Borrowings	100,000,000
Ternium Investments S.à r.l Syndicated Loan Due September 2022
Disclosure of detailed information about borrowings [line items]
Original principal amount	1,500,000,000
Borrowings	1,125,000,000
Ternium Mexico Syndicated Loan Due June 2023
Disclosure of detailed information about borrowings [line items]
Original principal amount	1,000,000,000	$ 1,000,000,000
Borrowings	400,000,000
Undrawn borrowing facilities	$ 600,000,000